AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 20, 2020

FILE NO. 333-160918

FILE NO. 811-22321

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 156

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 161

MAINSTAY FUNDS TRUST

(exact name of registrant as specified in charter)

51 MADISON AVENUE,

NEW YORK, NEW YORK 10010

(address of principal executive office)
REGISTRANT’S TELEPHONE NUMBER: (212) 576-7000

Copy to:

J. Kevin Gao, Esq. MainStay Funds Trust 30 Hudson Street Jersey City, NJ 07302	Thomas C. Bogle, Esq. Corey F. Rose, Esq. Dechert LLP 1900 K Street, NW Washington, DC 20006

NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective

☒ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on ___________, pursuant to paragraph (b)(1) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on ___________, pursuant to paragraph (a)(1) of Rule 485
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐ on ___________, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and that it has duly caused this Post-Effective Amendment No. 156 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City in the State of New Jersey, on the 20th day of July, 2020.

MAINSTAY FUNDS TRUST

By: /s/ Kirk C. Lehneis

 Kirk C. Lehneis

 President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 156 to the Registration Statement has been signed below by the following persons in the capacities indicated on July 20, 2020.

SIGNATURE	TITLE

/s/ Kirk C. Lehneis	President and Principal Executive Officer
Kirk C. Lehneis

/s/ Susan B. Kerley*	Trustee and Chairman of the Board
Susan B. Kerley

/s/ David H. Chow*	Trustee
David H. Chow

/s/Yie-Hsin Hung*	Trustee
Yie-Hsin Hung

/s/ Alan R. Latshaw*	Trustee
Alan R. Latshaw

/s/ Richard H. Nolan, Jr.*	Trustee
Richard H. Nolan

/s/Jacques P. Perold*	Trustee
Jacques P. Perold

/s/ Richard S. Trutanic*	Trustee
Richard S. Trutanic

/s/ Jack R. Benintende	Treasurer and Principal Financial and Accounting Officer
Jack R. Benintende

By: /s/ J. Kevin Gao	Secretary
J. Kevin Gao
As Attorney-in-Fact

*    Pursuant to Powers of Attorney previously filed.

EXHIBIT INDEX

EX-101.INS XBRL Instance Document

EX-101.SCH XBRL Taxonomy Extension Schema Document

EX-101.CAL XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE XBRL Taxonomy Extension Presentation Linkbase Document